Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Year	Summary compensation table total for PEO[1]	Compensation actually paid to PEO[2]	Average summary compensation table total for non-PEO NEOs[3]	Average compensation actually paid to non-PEO NEOs[3]	Value of initial fixed $100 investment on December 31, 2019 based on:		Net income (loss) (in millions)	ANI EPS[5]
					Total shareholder return	Peer group total shareholder return[4]
2024	$12,594,328	$7,748,653	$3,711,845	$2,396,000	$83.70	$111.21	$309.6	$15.28
2023	$11,662,841	$20,796,582	$3,690,598	$5,559,997	$92.88	$99.27	$266.6	$14.81
2022	$10,185,740	$16,138,271	$3,485,823	$4,113,195	$78.13	$85.27	$167.5	$13.53
2021	$9,612,917	$(11,056,785)	$3,403,671	$(2,116,815)	$67.02	$101.33	$136.1	$9.14
2020	$20,110,653	$17,199,828	$5,631,854	$5,431,105	$97.17	$92.40	$(280.5)	$6.06

Company Selected Measure Name	Adjusted Net Income - Earnings Per Share
Named Executive Officers, Footnote	Ms. Smith was the Company's PEO, or Principal Executive Officer, for all five years in the table.Non-PEO NEOs included in the average calculations are:
2024: Jagtar Narula, Sachin Dhawan, Robert Deshaies, and Karen Stroup
2023: Robert Deshaies, Jay Dearborn Jr., Jagtar Narula, and Sachin Dhawan
2022: Jagtar Narula, Jennifer Kimball, Robert Deshaies, Jay Dearborn Jr., and Karen Stroup
2021: Roberto Simon, Scott Phillips, Robert Deshaies, and David Cooper
2020: Roberto Simon, Scott Phillips, Robert Deshaies, and Jay Dearborn Jr.

Peer Group Issuers, Footnote	Peer group total shareholder return was calculated using the S&P 400 Data Processing and Outsourced Services Index in 2020, 2021, and 2022 and the S&P 400 Diversified Financial Services Industry Index in 2023 and 2024.
PEO Total Compensation Amount	$ 12,594,328	$ 11,662,841	$ 10,185,740	$ 9,612,917	$ 20,110,653
PEO Actually Paid Compensation Amount	$ 7,748,653	20,796,582	16,138,271	(11,056,785)	17,199,828
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the summary compensation table totals to determine CAP as reported in the pay versus performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated in accordance with Item 402(v) of Regulation S-K. For 2024 the values included in these columns reflected the following adjustments:

PEO	2024
Summary compensation table total	$12,594,328
+/- year-end over grant date change in fair value of equity awards granted during the covered year that remain outstanding and unvested as of the covered year-end	$(3,623,916)
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(3,034,889)
+/- year over year change in fair value of equity awards granted in prior years that vested in the covered year	$1,813,130
Compensation actually paid	$7,748,653
Non-PEO NEOs (Average)	2024
Summary compensation table total	$3,711,845
+/- year-end over grant date change in fair value of equity awards granted during the covered year that remain outstanding and unvested as of the covered year-end	$(845,630)
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(651,466)
+/- year over year change in fair value of equity awards granted in prior years that vested in the covered year	$181,251
Compensation actually paid	$2,396,000

Non-PEO NEO Average Total Compensation Amount	$ 3,711,845	3,690,598	3,485,823	3,403,671	5,631,854
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,396,000	5,559,997	4,113,195	(2,116,815)	5,431,105
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the summary compensation table totals to determine CAP as reported in the pay versus performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated in accordance with Item 402(v) of Regulation S-K. For 2024 the values included in these columns reflected the following adjustments:

PEO	2024
Summary compensation table total	$12,594,328
+/- year-end over grant date change in fair value of equity awards granted during the covered year that remain outstanding and unvested as of the covered year-end	$(3,623,916)
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(3,034,889)
+/- year over year change in fair value of equity awards granted in prior years that vested in the covered year	$1,813,130
Compensation actually paid	$7,748,653
Non-PEO NEOs (Average)	2024
Summary compensation table total	$3,711,845
+/- year-end over grant date change in fair value of equity awards granted during the covered year that remain outstanding and unvested as of the covered year-end	$(845,630)
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(651,466)
+/- year over year change in fair value of equity awards granted in prior years that vested in the covered year	$181,251
Compensation actually paid	$2,396,000

Compensation Actually Paid vs. Total Shareholder Return
We did not generally consider relative TSR as compared to our peer group, as reported in the above table, to be an important performance measure during the time period covered by this analysis. However, during 2020, in response to the severity of the impact of COVID-19 on the global economy and increase in general economic uncertainty, the Leadership Development and Compensation Committee modified the performance goal for the March 2020 PSRU awards to three-year relative TSR and approved a special performance-focused award, comprised 75% of PRSUs based on relative TSR. As a result, CAP for our PEO and NEOs during 2021 and 2020 were affected to a greater degree by relative TSR results. Over the last three years, relative TSR has had a lesser impact on CAP for our PEO and NEOs. Relative TSR has not been a performance metric used in our PRSUs during the last three years.

Compensation Actually Paid vs. Net Income	We chose ANI EPS as our Company Selected Measure for evaluating Pay versus Performance because it is typically a key metric in our annual LTIP PRSU grants, and it also tracks similarly to the adjusted operating income metric in our STIP program. We expect CAP amounts to generally align with ANI EPS, but alignment for some years was impacted by an offsetting TSR performance. The Company does not use GAAP net income (loss) as a performance measure in our STIP or our LTIP PRSU grants, therefore, net income (loss) over the five years presented in the above table is not directly correlated to CAP.
Compensation Actually Paid vs. Company Selected Measure	We chose ANI EPS as our Company Selected Measure for evaluating Pay versus Performance because it is typically a key metric in our annual LTIP PRSU grants, and it also tracks similarly to the adjusted operating income metric in our STIP program. We expect CAP amounts to generally align with ANI EPS, but alignment for some years was impacted by an offsetting TSR performance. The Company does not use GAAP net income (loss) as a performance measure in our STIP or our LTIP PRSU grants, therefore, net income (loss) over the five years presented in the above table is not directly correlated to CAP.
Total Shareholder Return Vs Peer Group
We did not generally consider relative TSR as compared to our peer group, as reported in the above table, to be an important performance measure during the time period covered by this analysis. However, during 2020, in response to the severity of the impact of COVID-19 on the global economy and increase in general economic uncertainty, the Leadership Development and Compensation Committee modified the performance goal for the March 2020 PSRU awards to three-year relative TSR and approved a special performance-focused award, comprised 75% of PRSUs based on relative TSR. As a result, CAP for our PEO and NEOs during 2021 and 2020 were affected to a greater degree by relative TSR results. Over the last three years, relative TSR has had a lesser impact on CAP for our PEO and NEOs. Relative TSR has not been a performance metric used in our PRSUs during the last three years.
CAP vs TSR
	The PEO and other NEOs' CAP amounts are directionally aligned with the Company's TSR over the five years presented in the above table, due primarily to the Company's use of equity awards, which are tied directly to changes in stock price during the vesting periods in addition to the Company's financial performance.
Tabular List, Table

Most important performance measures
Adjusted Revenue
Adjusted Operating Income
Adjusted Net Income - Earnings Per Share (ANI EPS)

Total Shareholder Return Amount	$ 83,700	92,880	78.13	67.02	97.17
Peer Group Total Shareholder Return Amount	111,210	99,270	85.27	101.33	92.40
Net Income (Loss)	$ 309,600,000	$ 266,600,000	$ 167,500,000	$ 136,100,000	$ (280,500,000)
Company Selected Measure Amount | $ / shares	15.28	14.81	13.53	9.14	6.06
PEO Name	Ms. Smith	Ms. Smith	Ms. Smith	Ms. Smith	Ms. Smith
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Net Income - Earnings Per Share (ANI EPS)
Non-GAAP Measure Description	Adjusted Net Income - Earnings Per Share, or "ANI EPS", a non-GAAP measure, is calculated as defined in Appendix A.
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,623,916)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,034,889)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,813,130
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(845,630)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(651,466)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 181,251